Changes in Accumulated Other Comprehensive Income (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Summary of Changes in Accumulated Other Comprehensive Income [Table Text Block]
Following is a summary of changes in “Accumulated other comprehensive income” for the year ended December 31, 2015, the successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014 :

	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total
Balance at December 31, 2014	$1	$(29)	$(28)
Other comprehensive (loss) income before reclassifications, net of tax	(1)	(63)	(64)
Amounts reclassified from Accumulated other comprehensive income, net of tax (1)	—	—	—
Net other comprehensive loss	(1)	(63)	(64)
Balance at December 31, 2015	$—	$(92)	$(92)
Other comprehensive (income) loss before reclassifications, net of tax	20	(1)	19
Amounts reclassified from Accumulated other comprehensive income (loss), net of tax (1)	(3)	—	(3)
Net other comprehensive income (loss)	17	(1)	16
Balance at December 31, 2016	$17	$(93)	$(76)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

	Amount Reclassified From Accumulated Other Comprehensive Income
	Successor			Predecessor
Amortization of defined benefit pension and other postretirement benefit items:	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Location of Reclassified Amount in Income
Prior service costs	$4	$—	$1		(1)
Actuarial losses	—	—	—		(1)
Total before income tax	4	—	1	—
Income tax benefit	(1)	—	—		Income tax expense
Total	$3	$—	$1	$—